Commitments, Guarantees, and Contingent Liabilities (Summary of Potential Future Payments, Book Value Recorded as Guarantee Liabilities of Guarantee Contracts Outstanding and Maturity of Longest Guarantee Contracts) (Detail) - JPY (¥)
¥ in Millions
	6 Months Ended	12 Months Ended
	Sep. 30, 2021	Mar. 31, 2021
Guarantor Obligations [Line Items]
Potential future payment	¥ 1,152,839	¥ 1,147,392
Book value of guarantee liabilities	60,675	63,843
Transferred Loans
Guarantor Obligations [Line Items]
Potential future payment	379,892	365,546
Book value of guarantee liabilities	¥ 4,601	¥ 5,827
Maturity of the longest contract (Years)	2061	2061
Consumer Loans
Guarantor Obligations [Line Items]
Potential future payment	¥ 284,050	¥ 294,250
Book value of guarantee liabilities	¥ 47,098	¥ 49,025
Maturity of the longest contract (Years)	2032	2032
Real Estate Loans
Guarantor Obligations [Line Items]
Potential future payment	¥ 13,236	¥ 17,621
Book value of guarantee liabilities	¥ 4,034	¥ 4,119
Maturity of the longest contract (Years)	2048	2048
Other Guarantees
Guarantor Obligations [Line Items]
Potential future payment	¥ 8,530	¥ 598
Book value of guarantee liabilities	¥ 147	¥ 104
Maturity of the longest contract (Years)	2035	2035
Corporate Loans
Guarantor Obligations [Line Items]
Potential future payment	¥ 467,131	¥ 469,377
Book value of guarantee liabilities	¥ 4,795	¥ 4,768
Maturity of the longest contract (Years)	2028	2028